SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 553	$ 837
Restricted cash - current assets		271
Restricted cash - long-term assets	28	34
Total cash, cash equivalents, and restricted cash	$ 581	$ 1,142